Taxation - Schedule of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ (4,559)	$ (291)
Additions	(5,292)	(4,268)	(291)
Write-off
Ending balance	$ (9,851)	$ (4,559)	$ (291)